Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 3,000		$ (235,630)		$ (232,630)
Balance, shares at Dec. 31, 2017	3,000,000
Sale of common stock - investors in the IPO, net of offering costs	$ 1,313	5,313,863			5,315,176
Sale of common stock - investors in the IPO, net of offering costs, shares	1,312,520
Issuance of common stock to employees and directors	$ 104	559,395			559,499
Issuance of common stock to employees and directors, shares	103,636
Issuance of common stock to note holders	$ 33	167,467			167,500
Issuance of common stock to note holders, shares	33,500
Issuance of common stock to vendors for services	$ 159	800,841			801,000
Issuance of common stock to vendors for services, shares	158,797
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness	$ 557	3,383,728			3,384,285
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness, shares	557,084
Acquisition of Cloud B, Inc. - issuance of common stock	$ 489	2,663,711			2,664,200
Acquisition of Cloud B, Inc. - issuance of common stock, shares	489,293
Acquisition of Cloud B, Inc. - noncontrolling interest				1,158,000	1,158,000
Acquisition of Best Party Concepts, LLC - deemed distribution and noncontrolling interest		(692,533)		(192,533)	(885,066)
Acquisition of Pirasta, LLC - deemed distribution		(188,552)			(188,552)
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC		500,000			500,000
Shares reserved for future issuance of common stock to sellers of Edison Nation Holdings, LLC		6,014,250			6,014,250
Stock-based compensation		2,025,994			2,025,994
Net (loss) income			(5,330,126)	(13,891)	(5,344,017)
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Issuance of common stock to employees and directors	$ 3	8,847			8,850
Issuance of common stock to employees and directors, shares	3,000
Issuance of common stock to note holders	$ 251	309,529			309,780
Issuance of common stock to note holders, shares	251,004
Issuance of common stock to vendors for services	$ 125	394,000			394,125
Issuance of common stock to vendors for services, shares	125,000
Stock-based compensation		187,740			187,740
Net (loss) income			(5,752,808)	(31,858)	(5,784,666)
Balance at Sep. 30, 2019	$ 6,034	21,448,280	(11,318,654)	919,718	11,055,468
Balance, shares at Sep. 30, 2019	6,033,835
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Sale of common stock - investors in the IPO, net of offering costs	$ 1,175	2,038,128			2,039,303
Sale of common stock - investors in the IPO, net of offering costs, shares	1,175,000
Issuance of common stock to employees and directors	$ 3	8,847			8,850
Issuance of common stock to employees and directors, shares	3,000
Issuance of common stock to note holders	$ 286	386,994			387,280
Issuance of common stock to note holders, shares	286,005
Issuance of common stock to vendors for services	$ 292	738,008			738,300
Issuance of common stock to vendors for services, shares	291,736
Stock-based compensation			1,248,121		1,248,121
Issuance of common stock - Uber Mom in connection with acquisition of assets	$ 45	98,568			98,613
Issuance of common stock - Uber Mom in connection with acquisition of assets, shares	45,000
Issuance of common stock upon the conversion of debt	$ 560	1,119,810			1,120,370
Issuance of common stock upon the conversion of debt, shares	560,185
Issuance of warrants- noteholders		72,936			72,936
Net (loss) income			(12,929,706)	(1,269,274)	(14,198,980)
Balance at Dec. 31, 2019	$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019	8,015,756
Balance at Jun. 30, 2019	$ 5,738	21,136,912	(8,736,463)	968,821	13,375,008
Balance, shares at Jun. 30, 2019	5,737,830
Issuance of common stock to employees and directors	$ 3	8,847			8,850
Issuance of common stock to employees and directors, shares	3,000
Issuance of common stock to note holders	$ 201	136,279			136,480
Issuance of common stock to note holders, shares	201,005
Issuance of common stock to vendors for services	$ 92	252,908			253,000
Issuance of common stock to vendors for services, shares	92,000
Stock-based compensation		(86,666)			(86,666)
Net (loss) income			(2,582,101)	(49,103)	(2,631,204)
Balance at Sep. 30, 2019	$ 6,034	21,448,280	(11,318,654)	919,718	11,055,468
Balance, shares at Sep. 30, 2019	6,033,835
Balance at Dec. 31, 2019	$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019	8,015,756
Issuance of common stock to employees and directors	$ 150	319,350			319,500
Issuance of common stock to employees and directors, shares	150,000
Issuance of common stock to note holders	$ 1,202	2,291,662			2,292,865
Issuance of common stock to note holders, shares	1,202,666
Stock-based compensation		681,306			681,306
Issuance of warrants- noteholders		1,018,953			1,018,953
Return of common stock from noteholder held as collateral	$ (153)	153
Return of common stock from noteholder held as collateral, shares	(153,005)
Issuance of common stock for divestiture	$ 150	404,850			405,000
Issuance of common stock for divestiture, shares	150,000
Issuance of common stock to consultants	$ 1,238	1,754,142			1,755,380
Issuance of common stock to consultants, shares	1,237,874
Issuance of common stock for Global Clean Solutions, LLC acquisition	$ 300	698,700			699,000
Issuance of common stock for Global Clean Solutions, LLC acquisition	300,000
Issuance of common stock cancellation of non-voting membership interest in Edison Nation Holdings, LLC	$ 990	(990)
Issuance of common stock cancellation of non-voting membership interest in Edison Nation Holdings, LLC, shares	990,000
Divestiture of Cloud B				(26,392)	(26,392)
Distributions				(770,931)	(770,931)
Net (loss) income			(3,188,932)	(15,198)	(3,204,130)
Balance at Sep. 30, 2020	$ 11,893	33,427,702	(21,684,394)	(1,130,219)	10,624,982
Balance, shares at Sep. 30, 2020	11,893,291
Balance at Jun. 30, 2020	$ 9,618	30,802,083	(18,850,350)	(1,020,849)	10,940,502
Balance, shares at Jun. 30, 2020	9,618,401
Issuance of common stock to employees and directors	$ 150	319,350			319,500
Issuance of common stock to employees and directors, shares	150,000
Issuance of common stock to note holders	$ 763	1,502,087			1,502,850
Issuance of common stock to note holders, shares	763,266
Stock-based compensation		(387,074)			(387,074)
Issuance of common stock to consultants	$ 372	1,192,246			1,192,618
Issuance of common stock to consultants, shares	371,624
Issuance of common stock cancellation of non-voting membership interest in Edison Nation Holdings, LLC	$ 990	(990)
Issuance of common stock cancellation of non-voting membership interest in Edison Nation Holdings, LLC, shares	990,000
Distributions				71,931	(71,931)
Net (loss) income			(2,834,044)	(37,439)	(2,871,483)
Balance at Sep. 30, 2020	$ 11,893	$ 33,427,702	$ (21,684,394)	$ (1,130,219)	$ 10,624,982
Balance, shares at Sep. 30, 2020	11,893,291